15. INCOME TAXES - Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Amortization of intangible assets	$ 45,168	$ 90,292	$ 94,366
Operating loss carryforward	699,564	824,040	187,019
Related party accrual	43,225	69,983
Gross deferred tax assets	787,957	914,332	281,385
Valuation allowance	(787,957)	(914,332)	(281,385)
Net deferred tax liability/(asset)